Leases - Schedule of detailed Information about Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating cash flows used for operating leases	¥ 37,700	$ 5,310	¥ 37,811	¥ 30,388
Operating cash flows used for finance leases	0	0	0	295
Financing cash flows used for finance leases	0	0	0	5,111
ROU assets obtained in exchange for operating lease liabilities	¥ 0	$ 0	¥ 4,311	¥ 90,272